Information about Non Consolidated VIEs (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011		Mar. 31, 2011
Variable Interest Entity [Line Items]
Total assets	¥ 5,135,416		¥ 4,918,774
Specified bonds and non-recourse loans	144,585		180,150
Investments	148,914		110,803
Maximum exposure to loss	343,796	[1]	341,581	[1]
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	63,373		66,710
Specified bonds and non-recourse loans	981		1,073
Investments	6,255		6,979
Maximum exposure to loss	7,236	[1]	8,052	[1]
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	1,136,151		1,090,147
Specified bonds and non-recourse loans	139,101		174,380
Investments	71,557		52,850
Maximum exposure to loss	246,746	[1]	260,935	[1]
Investment in securities
Variable Interest Entity [Line Items]
Total assets	1,417,563		1,143,069
Investments	21,448		22,349
Maximum exposure to loss	34,865	[1]	37,287	[1]
Securitization Of Commercial Mortgage Loans Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	2,426,977		2,535,037
Specified bonds and non-recourse loans	4,000		4,000
Investments	45,541		25,493
Maximum exposure to loss	50,333	[1]	31,478	[1]
Other
Variable Interest Entity [Line Items]
Total assets	91,352		83,811
Specified bonds and non-recourse loans	503		697
Investments	4,113		3,132
Maximum exposure to loss	¥ 4,616	[1]	¥ 3,829	[1]

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.